CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($) shares in Thousands	Cumulative effect Accumulated deficit Hman Group holdings Inc and subsidiaries	Cumulative effect Hman Group holdings Inc and subsidiaries	Common Stock Hman Group holdings Inc and subsidiaries	Treasury Stock Hman Group holdings Inc and subsidiaries	Additional Paid-in Capital Hman Group holdings Inc and subsidiaries	Additional Paid-in Capital	Accumulated deficit Hman Group holdings Inc and subsidiaries	Accumulated deficit	Accumulated Other Comprehensive (Loss) Hman Group holdings Inc and subsidiaries	Hman Group holdings Inc and subsidiaries	Total
Balance at Dec. 30, 2017			$ 5,000	$ (540,000)	$ 552,053,000		$ 2,422,000		$ (26,537,000)	$ 527,403,000
Balance at beginning (in shares) at Dec. 30, 2017			547	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							(58,681,000)			(58,681,000)
Stock-based compensation					1,590,000					1,590,000
Proceeds from sale of Holdco shares of stock					200,000					200,000
Payments for repurchase of stock (in shares)				(4)
Payments for repurchase of stock				$ (3,780,000)						(3,780,000)
Foreign currency translation adjustments	$ (5,612,000)	$ (5,612,000)							(11,053,000)	(11,053,000)
Balance at Dec. 29, 2018			$ 5,000	$ (4,320,000)	553,843,000		(61,871,000)		(37,590,000)	450,067,000
Balance at ending (in shares) at Dec. 29, 2018			547	(5)
Balance at Mar. 12, 2018						$ 0		$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted											0
Proceeds from sale of Holdco shares of stock						306		0			0
Balance at Dec. 31, 2018						306
Balance at Dec. 29, 2018			$ 5,000	$ (4,320,000)	553,843,000		(61,871,000)		(37,590,000)	450,067,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							(85,479,000)			(85,479,000)
Stock-based compensation					2,981,000					2,981,000
Proceeds from exercise of stock options					100,000					100,000
Proceeds from sale of Holdco shares of stock					(750,000)					$ (750,000)
Proceeds from sale of Holdco shares of stock (in shares)										1
Foreign currency translation adjustments									5,550,000	$ 5,550,000
Balance at Dec. 28, 2019			$ 5,000	$ (4,320,000)	557,674,000		(147,350,000)		(32,040,000)	373,969,000
Balance at ending (in shares) at Dec. 28, 2019			548	(5)
Balance at Dec. 31, 2018						306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted						0		0			0
Balance at Dec. 31, 2019						306
Balance at Dec. 28, 2019			$ 5,000	$ (4,320,000)	557,674,000		(147,350,000)		(32,040,000)	373,969,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							(14,804,000)			(14,804,000)
Stock-based compensation					1,145,000					1,145,000
Restricted share vesting (in shares)			1
Foreign currency translation adjustments									(11,213,000)	(11,213,000)
Balance at Mar. 28, 2020			$ 5,000	$ (4,320,000)	558,819,000		(162,154,000)		(43,253,000)	349,097,000
Balance at ending (in shares) at Mar. 28, 2020			549	(5)
Balance at Dec. 28, 2019			$ 5,000	$ (4,320,000)	557,674,000		(147,350,000)		(32,040,000)	373,969,000
Balance at beginning (in shares) at Dec. 28, 2019			548	(5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted										(19,841,000)
Foreign currency translation adjustments										(7,570,000)
Balance at Jun. 27, 2020			$ 5,000	$ (4,320,000)	560,343,000		(167,191,000)		(39,610,000)	349,227,000
Balance at ending (in shares) at Jun. 27, 2020			549	(5)
Balance at Dec. 28, 2019			$ 5,000	$ (4,320,000)	557,674,000		(147,350,000)		(32,040,000)	373,969,000
Balance at beginning (in shares) at Dec. 28, 2019			548	(5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							(24,499,000)			(24,499,000)
Stock-based compensation					5,125,000					5,125,000
Proceeds from exercise of stock options					7,340,000					$ 7,340,000
Proceeds from exercise of stock options (in shares)										7
Restricted share vesting (in shares)			1
Foreign currency translation adjustments									2,652,000	$ 2,652,000
Balance at Dec. 26, 2020			$ 5,000	$ (4,320,000)	570,139,000		(171,849,000)		(29,388,000)	364,587,000
Balance at ending (in shares) at Dec. 26, 2020			556	(5)
Balance at Dec. 31, 2019						306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted						0		0			0
Balance at Mar. 31, 2020						306
Balance at Dec. 31, 2019						306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted								(28,890,395)			(28,890,395)
Proceeds from sale of Holdco shares of stock						326
Balance at Dec. 31, 2020						33,888,383		(28,890,395)			5,000,010
Balance at Mar. 28, 2020			$ 5,000	$ (4,320,000)	558,819,000		(162,154,000)		(43,253,000)	349,097,000
Balance at beginning (in shares) at Mar. 28, 2020			549	(5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							(5,037,000)			(5,037,000)
Stock-based compensation					1,524,000					1,524,000
Foreign currency translation adjustments									3,643,000	3,643,000
Balance at Jun. 27, 2020			$ 5,000	$ (4,320,000)	560,343,000		(167,191,000)		(39,610,000)	349,227,000
Balance at ending (in shares) at Jun. 27, 2020			549	(5)
Balance at Mar. 31, 2020						306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted						0		0			0
Balance at Jun. 30, 2020						306
Balance at Dec. 26, 2020			$ 5,000	$ (4,320,000)	570,139,000		(171,849,000)		(29,388,000)	364,587,000
Balance at beginning (in shares) at Dec. 26, 2020			556	(5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							(8,970,000)			(8,970,000)
Stock-based compensation					1,741,000					1,741,000
Foreign currency translation adjustments									2,473,000	2,473,000
Balance at Mar. 27, 2021			$ 5,000	$ (4,320,000)	573,523,000		(180,819,000)		(26,915,000)	361,474,000
Balance at ending (in shares) at Mar. 27, 2021			558	(5)
Balance at Dec. 26, 2020			$ 5,000	$ (4,320,000)	570,139,000		(171,849,000)		(29,388,000)	364,587,000
Balance at beginning (in shares) at Dec. 26, 2020			556	(5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted										(12,355,000)
Foreign currency translation adjustments										6,315,000
Balance at Jun. 26, 2021			$ 5,000	$ (4,320,000)	575,437,000		(184,204,000)		(23,073,000)	363,845,000
Balance at ending (in shares) at Jun. 26, 2021			558	(5)
Balance at Dec. 31, 2020						33,888,383		(28,890,395)			5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted						0		10,719,999			10,719,999
Balance at Mar. 31, 2021						23,168,492		(18,170,396)			5,000,010
Balance at Dec. 31, 2020						33,888,383		(28,890,395)			5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted											(20,079,161)
Balance at Jun. 30, 2021						0		(92,225,993)			(92,224,743)
Balance at Mar. 27, 2021			$ 5,000	$ (4,320,000)	573,523,000		(180,819,000)		(26,915,000)	361,474,000
Balance at beginning (in shares) at Mar. 27, 2021			558	(5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							(3,385,000)			(3,385,000)
Stock-based compensation					1,796,000					1,796,000
Foreign currency translation adjustments									3,842,000	3,842,000
Balance at Jun. 26, 2021			$ 5,000	$ (4,320,000)	$ 575,437,000		$ (184,204,000)		$ (23,073,000)	$ 363,845,000
Balance at ending (in shares) at Jun. 26, 2021			558	(5)
Balance at Mar. 31, 2021						23,168,492		(18,170,396)			5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted								(30,799,160)			(30,799,160)
Balance at Jun. 30, 2021						$ 0		$ (92,225,993)			$ (92,224,743)